Comprehensive Income (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Benson Hill, Inc
Schedule of changes in accumulated other comprehensive income (AOCI) by component

The following table shows changes in accumulated other comprehensive income (“AOCI”) by component for the three and six months ended June 30, 2021 and 2020:

	Cumulative	Unrealized
	Foreign	Gains/(Losses)
	Currency	on Marketable
	Translation	Securities	Total
Balance as of March 31, 2021	$(451)	$(79)	$(530)
Other comprehensive (loss) income before reclassifications	70	358	428
Amounts reclassified from AOCI	—	(300)	(300)
Other comprehensive (loss)	70	58	128
Balance as of June 30, 2021	$(381)	$(21)	$(402)
Balance as of December 31, 2020	$(380)	$55	$(325)
Other comprehensive (loss) income before reclassifications	(1)	271	270
Amounts reclassified from AOCI	—	(347)	(347)
Other comprehensive (loss)	(1)	(76)	(77)
Balance as of June 30, 2021	(381)	(21)	(402)
Balance as of March 31, 2020	$(396)	$(359)	$(755)
Other comprehensive (loss) income before reclassifications	(1)	183	182
Amounts reclassified from AOCI	—	178	178
Other comprehensive (loss)	(1)	361	360
Balance as of June 30, 2020	$(397)	$2	$(395)
Balance as of December 31, 2019	$(154)	$(59)	$(213)
Other comprehensive loss before reclassifications	(243)	(109)	(352)
Amounts reclassified from AOCI	—	170	170
Other comprehensive (loss) income	(243)	61	(182)
Balance as of June 30, 2020	$(397)	$2	$(395)

The following table shows changes in accumulated other comprehensive income (AOCI) by component for 2020 and 2019:

	Cumulative	Unrealized
	Foreign Currency	Gains/Losses on
	Translation	Marketable Securities	Total
Balance as of December 31, 2017	$(42)	$—	$(42)
Other comprehensive loss before reclassifications	(91)	(457)	(548)
Amounts reclassified from AOCI	—	41	41
Other comprehensive (loss) income	(91)	(416)	(507)
Balance as of December 31, 2018	(133)	(416)	(549)
Other comprehensive loss before reclassifications	(21)	374	353
Amounts reclassified from AOCI	—	(17)	(17)
Other comprehensive (loss) income	(21)	357	336
Balance as of December 31, 2019	(154)	(59)	(213)
Other comprehensive loss before reclassifications	(226)	(109)	(335)
Amounts reclassified from AOCI	—	223	223
Other comprehensive (loss) income	(226)	114	(112)
Balance as of December 31, 2020	$(380)	$55	$(325)